UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Groupama Asset Management
Address: 199 Water Street
         20th Floor
         New York, NY  10038

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Iona Watter
Title:     Compliance Officer
Phone:     212-884-9659

Signature, Place, and Date of Signing:

     Iona Watter     New York, NY     February 06, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     4633159


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
A D C TELECOMMUNICATIONS    COM                 000886101     9669   533489 SH       SOLE                        0            533489
ACE LTD                     COM                 G0070K103    13898   327495 SH       SOLE                        0            327495
ADOBE SYS INC               COM                 00724F101     2628    45165 SH       SOLE                        0             45165
AES CORP                    COM                 00130H105   179504  3241622 SH       SOLE                  2063153           1178469
ALTERA CORP                 COM                 021441100     2441    92770 SH       SOLE                        0             92770
AMDOCS LTD                  COM                 G02602103     3790    57217 SH       SOLE                        7             57210
AMERICA ONLINE INC DEL      COM                 02364J104     7939   228160 SH       SOLE                    67059            161101
AMERICAN INTL GROUP INC     COM                 026874107   130116  1320147 SH       SOLE                   899620            420527
AMGEN INC                   COM                 031162100   196135  3067617 SH       SOLE                  1967410           1100207
BANK NEW YORK INC           COM                 064057102     7095   128568 SH       SOLE                    57824             70744
BJ SVCS CO                  COM                 055482103    12752   185159 SH       SOLE                        0            185159
CARDINAL HEALTH INC         COM                 14149Y108    96485   968484 SH       SOLE                   645294            323190
CELESTICA INC               COM                 15101Q108   157687  2906682 SH       SOLE                  1874427           1032255
CIENA CORP                  COM                 171779101   161561  1988455 SH       SOLE                  1259473            728982
CISCO SYS INC               COM                 17275R102   178611  4669585 SH       SOLE                  3099874           1569711
CITIGROUP INC               COM                 172967101     1389    27218 SH       SOLE                    27218                 0
COMMERCE BANCSHARES INC     COM                 200525103     5582   131343 SH       SOLE                        0            131343
COMPAQ COMPUTER CORP        COM                 204493100     1939   128900 SH       SOLE                     3400            125500
CONSTELLATION ENERGY CORP   COM                 210371100    10874   241325 SH       SOLE                        0            241325
CONVERGYS CORP              COM                 212485106    15821   349172 SH       SOLE                       44            349128
CORNING INC                 COM                 219350105   199698  3781272 SH       SOLE                  2455700           1325572
DMC STRATEX NETWORKS INC    COM                 23322L106     8293   552876 SH       SOLE                        0            552876
EFFICIENT NETWORKS INC      COM                 282056100     5476   384290 SH       SOLE                        0            384290
EMC CORP MASS               COM                 268648102   247675  3724441 SH       SOLE                  2466739           1257702
EMERSON ELEC CO             COM                 291011104     2368    30056 SH       SOLE                    21350              8706
ENRON CORP                  COM                 293561106   221137  2660302 SH       SOLE                  1711583            948719
EVEREST RE GROUP LTD        COM                 G3223R108     9878   137920 SH       SOLE                        0            137920
EXPRESS SCRIPTS INC         COM                 302182100    12329   120585 SH       SOLE                        0            120585
EXTREME NETWORKS INC        COM                 30226D106     6505   166277 SH       SOLE                        0            166277
FINISAR                     COM                 31787A101     2912   100445 SH       SOLE                        0            100445
FLEXTRONIC INTL LTD         COM                 Y2573F102     8180   287018 SH       SOLE                   160916            126102
FOUNDRY NETWORKS INC        COM                 35063R100      677    45180 SH       SOLE                        0             45180
GENERAL ELEC CO             COM                 369604103   182202  3800828 SH       SOLE                  2561334           1239494
HEALTH MGMT ASSOC INC NEW   COM                 421933102    15295   737141 SH       SOLE                        0            737141
HOME DEPOT INC              COM                 437076102    35006   766225 SH       SOLE                   606305            159920
JDS UNIPHASE CORP           COM                 46612J101   110322  2646425 SH       SOLE                  1775635            870790
JUNIPER NETWORKS INC        COM                 48203R104     1519    12055 SH       SOLE                     7655              4400
KIMBERLY CLARK CORP         COM                 494368103   202189  2860234 SH       SOLE                  1922194            938040
MANPOWER INC                COM                 56418H100    10867   285979 SH       SOLE                        0            285979
MARSH & MCLENNAN COS INC    COM                 571748102      616     5269 SH       SOLE                     5269                 0
MEDTRONIC INC               COM                 585055106      944    15638 SH       SOLE                    10730              4908
MERCK & CO INC              COM                 589331107      383     4100 SH       SOLE                     4100                 0
MERRILL LYNCH & CO INC      COM                 590188108   243686  3573778 SH       SOLE                  2367177           1206601
MINNESOTA MNG & MFG CO      COM                 604059105   105600   876351 SH       SOLE                   600220            276131
MORGAN ST DEAN WITTER & CO  COM                 617446448   238230  3006064 SH       SOLE                  1980953           1025111
MOTOROLA INC                COM                 620076109    22767  1124301 SH       SOLE                   895871            228430
NATIONAL COMM BANCORP       COM                 635449101     8860   358012 SH       SOLE                        0            358012
NATIONWIDE FINL SVCS INC    COM                 638612101     9277   195308 SH       SOLE                        0            195308
NOBLE DRILLING CORP         COM                 655042109    12148   279672 SH       SOLE                        0            279672
NOKIA CORP                  COM                 654902204   266530  6127139 SH       SOLE                  4067133           2060006
NORTEL NETWORKS CORP NEW    COM                 656568102     4851   151328 SH       SOLE                      293            151035
PEPSICO INC                 COM                 713448108     9289   187440 SH       SOLE                   135352             52088
PINNACLE WEST CAP CORP      COM                 723484101     9581   201195 SH       SOLE                        0            201195
POWERWAVE TECHNOLOGIES INC  COM                 739363109     9810   167708 SH       SOLE                        0            167708
PPL CORP                    COM                 69351T106     7735   171176 SH       SOLE                        0            171176
RATIONAL SOFTWARE CORP      COM                 75409P202     7733   198589 SH       SOLE                        0            198589
SCHLUMBERGER LTD            COM                 806857108   160984  2013879 SH       SOLE                  1351777            662102
SCIENTIFIC ATLANTA INC      COM                 808655104     1797    55215 SH       SOLE                        0             55215
SDL INC                     COM                 784076101     2794    18857 SH       SOLE                    11643              7214
SOLECTRON CORP              COM                 834182107   148439  4378749 SH       SOLE                  2761629           1617120
SUN MICROSYSTEMS INC        COM                 866810104     3226   115766 SH       SOLE                    33217             82549
SYMBOL TECHNOLOGIES INC     COM                 871508107     6945   192924 SH       SOLE                        0            192924
TELLABS INC                 COM                 879664100     2838    50240 SH       SOLE                        0             50240
TENET HEALTHCARE CORP       COM                 88033G100     2805    63130 SH       SOLE                    40950             22180
TIME WARNER INC             COM                 887315109   139304  2666622 SH       SOLE                  1754282            912340
TYCO INTL LTD NEW           COM                 902124106   263525  4748210 SH       SOLE                  3213822           1534388
VERITAS SOFTWARE CO         COM                 923436109    98736  1128412 SH       SOLE                   706084            422328
WELLS FARGO & CO NEW        COM                 949746101   193466  3474142 SH       SOLE                  2352813           1121329
WIND RIVER SYSTEMS INC      COM                 973149107     8658   253725 SH       SOLE                        0            253725
XILINX INC                  COM                 983919101   163158  3537313 SH       SOLE                  2247372           1289941